Valuation and Qualifying Accounts and Reserves (Details) (Allowance for Doubtful Receivables [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for Doubtful Receivables [Member]
Balance at beginning of period	¥ 24,158	¥ 21,131	¥ 20,868
Charged to income	4,392	10,862	10,538
Bad debts written off	1,835	4,234	3,246
Reversal	3,919	3,623	5,436
Cumulative translation adjustments	(936)	22	(1,593)
Balance at end of period	¥ 21,860	¥ 24,158	¥ 21,131